CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 54,731	$ 54,031		$ 48,804
Cost of revenue	45,045	45,580		37,974
Gross profit before fair value adjustments	9,686	8,451		10,830
Fair value adjustments:
Realized fair value adjustments on inventory sold or impaired	0	0		(984)
Total fair value adjustments	0	0		(984)
Gross profit after fair value adjustments	9,686	8,451		9,846
Selling and marketing expenses	5,356	7,069		10,788
General and administrative expenses	9,516	8,018		11,008
Restructuring expenses	0	0		617
Other expenses	6,387	3,229		0
Share-based compensation	14	369		225
Total operating expenses	21,273	18,685		22,638
Operating loss	(11,587)	(10,234)		(12,792)
Finance income	3,431	2,211		7,006
Finance expenses	(3,502)	(4,771)		(3,671)
Finance income (expense), net	(71)	(2,560)		3,335
Loss before taxes on income (tax benefit)	(11,658)	(12,794)		(9,457)
Taxes on income (tax benefit)	92	(1,023)		771
Net loss	(11,750)	(11,771)		(10,228)	[1]
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain on defined benefit plans	48	67	[1]	38	[1]
Total other comprehensive income that will not be reclassified to profit or loss in subsequent periods	48	67	[1]	38	[1]
Other comprehensive loss that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translation of financial statements of foreign operations	(2,492)	(1,502)	[1]	(663)	[1]
Total other comprehensive loss	(2,444)	(1,435)		(625)	[1]
Total comprehensive loss	(14,194)	(13,206)		(10,853)	[1]
Net loss attributable to:
Shareholders of the Company	(11,319)	(10,585)		(9,498)	[1]
Non-controlling interests	(431)	(1,186)		(730)	[1]
Net loss	(11,750)	(11,771)		(10,228)	[1]
Total comprehensive loss attributable to:
Shareholders of the Company	(13,848)	(11,878)		(10,648)	[1]
Non-controlling interests	(346)	(1,328)		(205)	[1]
Total comprehensive loss	$ (14,194)	$ (13,206)		$ (10,853)	[1]
Loss per share attributable to shareholders of the Company from net loss:
Basic loss per share (in CAD)	$ (2.67)	$ (4.51)		$ (4.45)	[1]
Diluted loss per share (in CAD)	$ (2.67)	$ (4.51)		$ (4.45)	[1]

[1]	Loss per share includes the effect of Reverse Share Split (see also Note 18A below).